                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        SUPPLEMENT DATED APRIL 28, 2014
                                      TO
                         PROSPECTUS DATED MAY 1, 2001
                                  (FORESIGHT)

This Supplement revises information contained in the prospectus dated May 1, 2001 (as supplemented) for the ForeSight Fixed and Variable Annuity contract issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.

                                                                                                               Minimum Maximum
                                                                                                               ------- -------
Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                                                   0.35%   1.03%

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

                                                        DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                           AND/OR               FUND FEES  ANNUAL      AND/OR      ANNUAL
                                            MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                               FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
---------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) -- SERIES I
Invesco V.I. International Growth Fund         0.71%         --          0.31%    0.01%     1.03%       0.01%       1.02%
MET INVESTORS SERIES TRUST -- CLASS A
Lord Abbett Bond Debenture Portfolio           0.51%         --          0.03%      --      0.54%         --        0.54%
PIMCO Total Return Portfolio                   0.48%         --          0.03%      --      0.51%         --        0.51%
T. Rowe Price Large Cap Value Portfolio        0.57%         --          0.02%      --      0.59%         --        0.59%
METROPOLITAN SERIES FUND -- CLASS A
BlackRock Bond Income Portfolio                0.33%         --          0.02%      --      0.35%       0.00%       0.35%
BlackRock Money Market Portfolio               0.33%         --          0.02%      --      0.35%       0.02%       0.33%
Jennison Growth Portfolio                      0.60%         --          0.02%      --      0.62%       0.07%       0.55%
MFS(R) Total Return Portfolio                  0.55%         --          0.04%      --      0.59%         --        0.59%
T. Rowe Price Large Cap Growth Portfolio       0.60%         --          0.03%      --      0.63%       0.01%       0.62%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL
CLASS
MFS(R) Investors Trust Series                  0.75%         --          0.06%      --      0.81%         --        0.81%
MFS(R) New Discovery Series                    0.90%         --          0.06%      --      0.96%         --        0.96%

We are waiving the following amount of the Mortality and Expense Charge: an amount equal to the underlying fund expenses that are in excess of 0.96% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class A).

The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.

THE FUNDS

The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366,
(800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities & Exchange Commission's website at http://www.sec.gov.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

Your available Funds are:

                                                                                           INVESTMENT ADVISER
FUND                                           INVESTMENT OBJECTIVE                          AND SUBADVISER
--------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) -- SERIES I
Invesco V.I. International Growth Fund Seeks long-term growth of capital.     Invesco Advisers, Inc.
MET INVESTORS SERIES TRUST -- CLASS A
Lord Abbett Bond Debenture Portfolio   Seeks high current income and the      MetLife Advisers, LLC
                                       opportunity for capital appreciation   Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of    MetLife Advisers, LLC
                                       capital and prudent investment         Subadviser: Pacific Investment Management
                                       management.                            Company LLC
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation
 Portfolio                             by investing in common stocks
                                       believed to be undervalued. Income is  MetLife Advisers, LLC
                                       a secondary objective.                 Subadviser: T. Rowe Price Associates, Inc.
METROPOLITAN SERIES FUND -- CLASS A
BlackRock Bond Income Portfolio        Seeks a competitive total return
                                       primarily from investing in            MetLife Advisers, LLC
                                       fixed-income securities.               Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio       Seeks a high level of current income
                                       consistent with preservation of        MetLife Advisers, LLC
                                       capital.                               Subadviser: BlackRock Advisors, LLC
Jennison Growth Portfolio              Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Jennison Associates LLC
MFS(R) Total Return Portfolio          Seeks a favorable total return         MetLife Advisers, LLC
                                       through investment in a diversified    Subadviser: Massachusetts Financial Services
                                       portfolio.                             Company
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.     MetLife Advisers, LLC
 Portfolio                                                                    Subadviser: T. Rowe Price Associates, Inc.
MFS(R) VARIABLE INSURANCE TRUST
-- INITIAL CLASS
MFS(R) Investors Trust Series          Seeks capital appreciation.            Massachusetts Financial Services Company
MFS(R) New Discovery Series            Seeks capital appreciation.            Massachusetts Financial Services Company

ADDITIONAL INFORMATION

METLIFE INVESTORS USA

MetLife Investors USA Insurance Company is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and in the District of Columbia. MetLife Investors USA is an indirect wholly-owned subsidiary of MetLife, Inc. ("MetLife"), the holding company of Metropolitan Life Insurance Company, and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

In 2013, MetLife, Inc. announced its plans to merge MetLife Investors USA, MetLife Insurance Company of Connecticut (MetLife of Connecticut), MetLife Investors Insurance Company (MetLife Investors), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife of Connecticut and MetLife Investors, like MetLife Investors USA, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.

The principal business address of MetLife Investors Distribution Company ("Distributor") has changed from 5 Park Plaza, Suite 1900, Irvine, CA 92614 to 1095 Avenue of the Americas, New York, NY 10036.

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800--289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Investors USA Insurance Company will be sent to you without charge.